DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.9%
Basic Materials — 5.6%
Chemicals — 2.6%
Ashland, Inc.
144A,3.375%, 9/1/31
288,000 241,752
6.875%, 5/15/43
172,000 174,884
Avient Corp.,144A,7.125%, 8/1/30
483,000 491,062
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
306,000 316,378
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
439,000 391,433
Axalta Coating Systems LLC /
Axalta Coating Systems Dutch
Holding B BV,144A,4.75%,
6/15/27
326,000 314,650
Cerdia Finanz
GmbH(a),144A,10.50%,
2/15/27
326,000 338,880
Chemours Co.
5.375%, 5/15/27
303,000 287,660
144A,5.75%, 11/15/28
549,000 502,461
144A,4.625%, 11/15/29
380,000 324,065
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
329,000 283,141
144A,12.00%, 2/15/31
379,000 396,005
CVR Partners LP / CVR Nitrogen
Finance Corp.,144A,6.125%,
6/15/28
337,000 322,195
Element Solutions,
Inc.,144A,3.875%, 9/1/28
490,000 445,882
HB Fuller Co.
4.00%, 2/15/27
184,000 177,606
4.25%, 10/15/28
184,000 172,078
Herens Holdco
SARL,144A,4.75%, 5/15/28
214,000 182,465
INEOS Finance PLC
144A,6.75%, 5/15/28
260,000 257,730
144A,7.50%, 4/15/29
455,000 459,382
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
245,000 258,296
Ingevity Corp.,144A,3.875%,
11/1/28
337,000 303,298
Mativ Holdings,
Inc.,144A,6.875%, 10/1/26
214,000 210,683
Methanex Corp.
5.125%, 10/15/27
429,000 414,270
5.25%, 12/15/29
429,000 410,130
5.65%, 12/1/44
212,000 184,766
Minerals Technologies,
Inc.,144A,5.00%, 7/1/28
245,000 231,545
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
699,000 669,605
144A,8.50%, 11/15/28
245,000 259,839
Principal
Amount $ Value $
144A,4.25%, 5/15/29
352,000 308,818
144A,9.00%, 2/15/30
400,000 423,129
Nufarm Australia Ltd. / Nufarm
Americas, Inc.,144A,5.00%,
1/27/30
214,000 195,304
Olin Corp.
5.125%, 9/15/27
306,000 296,704
5.625%, 8/1/29
430,000 418,196
5.00%, 2/1/30
316,000 296,896
Olympus Water US Holding
Corp.
144A,7.125%, 10/1/27
197,000 199,570
144A,4.25%, 10/1/28
499,000 459,329
144A,9.75%, 11/15/28
1,132,000 1,203,662
Rain Carbon, Inc.
(a),144A,12.25%, 9/1/29
276,000 294,373
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
724,000 677,555
SCIL IV LLC / SCIL USA Holdings
LLC,144A,5.375%, 11/1/26
465,000 447,062
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
413,000 366,512
SNF Group SACA
144A,3.125%, 3/15/27
214,000 195,991
144A,3.375%, 3/15/30
214,000 184,067
TPC Group, Inc.,144A,13.00%,
12/16/27
163,429 165,962
Tronox, Inc.,144A,4.625%,
3/15/29
715,000 648,787
WR Grace Holdings LLC
144A,4.875%, 6/15/27
455,000 436,944
144A,7.375%, 3/1/31
214,000 217,215
(Cost $16,084,871)
16,458,217
Forest Products & Paper
— 0.2%
Ahlstrom Holding 3
Oy,144A,4.875%, 2/4/28
187,000 172,676
Domtar Corp.,144A,6.75%,
10/1/28
393,000 354,722
Mercer International, Inc.
5.50%, 1/15/26
184,000 178,565
5.125%, 2/1/29
581,000 508,740
(Cost $1,178,396)
1,214,703
Iron/Steel — 1.2%
Algoma Steel, Inc.,144A,9.125%,
4/15/29
220,000 215,600
ATI, Inc.
5.875%, 12/1/27
214,000 210,134
4.875%, 10/1/29
219,000 204,654
7.25%, 8/15/30
260,000 266,166
5.125%, 10/1/31
219,000 199,774

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Big River Steel LLC / BRS
Finance Corp.,144A,6.625%,
1/31/29
441,000 439,311
Carpenter Technology Corp.
6.375%, 7/15/28
245,000 244,607
7.625%, 3/15/30
184,000 188,714
Cleveland-Cliffs, Inc.
5.875%, 6/1/27
340,000 336,838
144A,4.625%, 3/1/29
226,000 211,537
144A,6.75%, 4/15/30
500,000 494,297
144A,4.875%, 3/1/31
199,000 173,983
144A,7.00%, 3/15/32
523,000 515,791
Commercial Metals Co.
4.125%, 1/15/30
184,000 166,925
3.875%, 2/15/31
184,000 161,536
4.375%, 3/15/32
184,000 164,639
Infrabuild Australia Pty
Ltd.,144A,14.50%, 11/15/28
234,000 243,046
Mineral Resources Ltd.
144A,8.125%, 5/1/27
459,000 463,730
144A,8.00%, 11/1/27
383,000 389,618
144A,9.25%, 10/1/28
690,000 725,415
144A,8.50%, 5/1/30
383,000 396,552
TMS International
Corp.,144A,6.25%, 4/15/29
214,000 197,138
United States Steel Corp.
6.875%, 3/1/29
291,000 291,002
6.65%, 6/1/37
188,000 186,378
(Cost $6,999,759)
7,087,385
Mining — 1.6%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27
400,000 395,347
144A,6.125%, 5/15/28
350,000 349,290
144A,4.125%, 3/31/29
300,000 276,122
144A,7.125%, 3/15/31
500,000 511,404
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
429,000 446,219
144A,11.50%, 10/1/31
313,000 348,940
Century Aluminum
Co.,144A,7.50%, 4/1/28
153,000 153,342
Compass Minerals International,
Inc.(a),144A,6.75%, 12/1/27
306,000 292,446
Constellium SE
144A,5.875%, 2/15/26
153,000 151,985
144A,5.625%, 6/15/28
199,000 193,266
144A,3.75%, 4/15/29
306,000 275,188
Eldorado Gold
Corp.,144A,6.25%, 9/1/29
306,000 291,467
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
367,000 348,616
Principal
Amount $ Value $
144A,5.875%, 4/15/30
429,000 416,118
144A,4.375%, 4/1/31
949,000 842,513
144A,6.125%, 4/15/32
533,000 521,100
Hecla Mining Co.,7.25%, 2/15/28
291,000 293,051
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
367,000 357,715
144A,6.125%, 4/1/29
367,000 361,957
JW Aluminum Continuous Cast
Co.,144A,10.25%, 6/1/26
180,000 181,526
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
306,000 284,672
144A,4.50%, 6/1/31
337,000 298,171
New Gold, Inc.,144A,7.50%,
7/15/27
245,000 245,678
Novelis Corp.
144A,3.25%, 11/15/26
459,000 428,548
144A,4.75%, 1/30/30
1,061,000 980,274
144A,3.875%, 8/15/31
459,000 392,982
Perenti Finance Pty
Ltd.,144A,7.50%, 4/26/29
220,000 224,485
Taseko Mines Ltd.,144A,8.25%,
5/1/30
320,000 328,029
(Cost $10,099,205)
10,190,451
Communications — 13.3%
Advertising — 0.9%
Advantage Sales & Marketing,
Inc.,144A,6.50%, 11/15/28
408,000 367,166
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
791,000 747,258
144A,9.00%, 9/15/28
499,000 519,362
144A,7.875%, 4/1/30
520,000 517,160
Lamar Media Corp.
3.75%, 2/15/28
364,000 339,318
4.875%, 1/15/29
245,000 233,366
4.00%, 2/15/30
337,000 303,100
3.625%, 1/15/31
362,000 313,228
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
398,000 382,204
144A,4.25%, 1/15/29
306,000 276,271
144A,4.625%, 3/15/30
317,000 281,800
144A,7.375%, 2/15/31
276,000 285,233
Stagwell Global
LLC,144A,5.625%, 8/15/29
696,000 637,082
Summer BC Bidco B
LLC,144A,5.50%, 10/31/26
260,000 253,396
(Cost $5,399,348)
5,455,944
Internet — 1.9%
ANGI Group
LLC(a),144A,3.875%, 8/15/28
356,000 305,022

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Arches Buyer, Inc.,144A,4.25%,
6/1/28
582,000 507,960
Cablevision Lightpath
LLC,144A,3.875%, 9/15/27
276,000 240,702
Cars.com, Inc.,144A,6.375%,
11/1/28
245,000 240,662
Cogent Communications Group,
Inc.
144A,3.50%, 5/1/26
306,000 289,144
144A,7.00%, 6/15/27
276,000 274,707
Gen Digital, Inc.
144A,6.75%, 9/30/27
564,000 568,502
144A,7.125%, 9/30/30
376,000 381,767
Getty Images, Inc.,144A,9.75%,
3/1/27
200,000 199,673
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
367,000 357,102
144A,3.50%, 3/1/29
490,000 437,774
GrubHub Holdings,
Inc.,144A,5.50%, 7/1/27
306,000 275,562
ION Trading Technologies
SARL,144A,5.75%, 5/15/28
276,000 250,760
Match Group Holdings II LLC
144A,5.00%, 12/15/27
276,000 261,362
144A,4.625%, 6/1/28
306,000 284,592
144A,5.625%, 2/15/29
214,000 202,891
144A,4.125%, 8/1/30
306,000 266,025
144A,3.625%, 10/1/31
327,000 272,357
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
315,000 321,186
Rakuten Group, Inc.
144A,5.125%, Perpetual
481,000 408,249
144A,6.25%, Perpetual
633,000 467,787
144A,11.25%, 2/15/27
1,100,000 1,159,840
144A,9.75%, 4/15/29
1,260,000 1,267,938
TripAdvisor, Inc.,144A,7.00%,
7/15/25
306,000 306,529
Uber Technologies, Inc.
144A,7.50%, 9/15/27
823,000 838,225
144A,6.25%, 1/15/28
306,000 305,987
144A,4.50%, 8/15/29
949,000 894,650
Ziff Davis, Inc.,144A,4.625%,
10/15/30
282,000 251,645
(Cost $11,694,603)
11,838,600
Media — 6.7%
Altice Financing SA
144A,9.625%, 7/15/27
238,000 219,701
144A,5.00%, 1/15/28
759,000 599,575
144A,5.75%, 8/15/29
1,297,000 962,783
AMC Networks, Inc.
144A,10.25%, 1/15/29
550,000 548,762
4.25%, 2/15/29
633,000 446,561
Principal
Amount $ Value $
Block Communications,
Inc.,144A,4.875%, 3/1/28
184,000 153,404
Cable One, Inc.,144A,4.00%,
11/15/30
398,000 296,967
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
411,000 405,901
144A,5.125%, 5/1/27
1,769,000 1,690,721
144A,5.00%, 2/1/28
1,314,000 1,213,227
144A,5.375%, 6/1/29
788,000 705,865
144A,6.375%, 9/1/29
771,000 721,613
144A,4.75%, 3/1/30
1,624,000 1,383,411
144A,4.50%, 8/15/30
1,445,000 1,200,659
144A,4.25%, 2/1/31
1,536,000 1,238,071
144A,7.375%, 3/1/31(a)
576,000 557,298
144A,4.75%, 2/1/32
628,000 505,685
4.50%, 5/1/32
1,541,000 1,222,457
144A,4.50%, 6/1/33
971,000 749,306
144A,4.25%, 1/15/34
1,065,000 793,521
Directv Financing
LLC,144A,8.875%, 2/1/30
460,000 443,194
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,5.875%, 8/15/27
2,339,000 2,196,350
Gannett Holdings
LLC,144A,6.00%, 11/1/26
183,000 172,704
GCI LLC,144A,4.75%, 10/15/28
367,000 333,192
Gray Television, Inc.
144A,5.875%, 7/15/26
429,000 428,196
144A,7.00%, 5/15/27(a)
459,000 405,078
144A,10.50%, 7/15/29
788,000 782,774
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
744,000 704,721
144A,5.125%, 7/15/29
502,000 421,411
McGraw-Hill Education,
Inc.,144A,5.75%, 8/1/28
519,000 484,244
Midcontinent Communications
/ Midcontinent Finance
Corp.,144A,5.375%, 8/15/27
264,000 252,450
News Corp.
144A,3.875%, 5/15/29
666,000 604,330
144A,5.125%, 2/15/32
306,000 284,756
Nexstar Media, Inc.
144A,5.625%, 7/15/27
1,084,000 1,023,169
144A,4.75%, 11/1/28(a)
626,000 552,139
Paramount Global
6.25%, 2/28/57
398,000 346,795
6.375%, 3/30/62
666,000 606,998
Scripps Escrow II,
Inc.,144A,3.875%, 1/15/29
321,000 206,128
Sinclair Television Group,
Inc.,144A,4.125%, 12/1/30
450,000 305,177

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
633,000 592,313
144A,5.00%, 8/1/27
949,000 901,244
144A,4.00%, 7/15/28
1,265,000 1,132,380
144A,5.50%, 7/1/29
791,000 734,653
144A,4.125%, 7/1/30
949,000 795,404
144A,3.875%, 9/1/31
919,000 733,857
Sunrise FinCo I BV,144A,4.875%,
7/15/31
790,000 705,154
Sunrise HoldCo IV
BV,144A,5.50%, 1/15/28
287,000 275,881
TEGNA, Inc.
144A,4.75%, 3/15/26
337,000 326,139
4.625%, 3/15/28
666,000 603,236
5.00%, 9/15/29
696,000 611,637
Townsquare Media,
Inc.,144A,6.875%, 2/1/26
308,000 301,038
Univision Communications, Inc.
144A,6.625%, 6/1/27
989,000 955,473
144A,8.00%, 8/15/28
767,000 755,429
144A,4.50%, 5/1/29
699,000 597,054
144A,7.375%, 6/30/30
599,000 567,631
144A,8.50%, 7/31/31
315,000 309,745
Urban One, Inc.,144A,7.375%,
2/1/28
400,000 318,832
Videotron Ltd.
144A,5.125%, 4/15/27
377,000 368,586
144A,3.625%, 6/15/29
306,000 276,463
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
566,000 470,260
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
871,000 787,942
144A,4.50%, 8/15/30
584,000 489,561
Virgin Media Vendor Financing
Notes IV DAC,144A,5.00%,
7/15/28
313,000 282,268
VZ Secured Financing
BV,144A,5.00%, 1/15/32
965,000 818,975
Ziggo Bond Co. BV
144A,6.00%, 1/15/27
383,000 375,948
144A,5.125%, 2/28/30
306,000 261,354
Ziggo BV,144A,4.875%, 1/15/30
661,000 589,139
(Cost $43,097,068)
42,106,890
Telecommunications — 3.8%
British Telecommunications PLC
144A,4.25%, 11/23/81
306,000 287,485
144A,4.875%, 11/23/81
306,000 274,475
Ciena Corp.,144A,4.00%,
1/31/30
245,000 219,436
Connect Finco SARL / Connect
US Finco LLC,144A,6.75%,
10/1/26
1,313,000 1,239,749
Principal
Amount $ Value $
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
245,000 200,899
144A,6.50%, 10/1/28
475,000 401,309
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
777,000 756,608
144A,5.00%, 5/1/28
980,000 915,306
144A,8.75%, 5/15/30
735,000 760,614
144A,8.625%, 3/15/31
475,000 486,928
Frontier Florida LLC, Series E,
6.86%, 2/1/28
184,000 183,582
GoTo Group, Inc.,144A,5.50%,
5/1/28
230,000 190,900
Iliad Holding SASU
144A,6.50%, 10/15/26
455,000 451,772
144A,7.00%, 10/15/28
569,000 563,469
144A,8.50%, 4/15/31
580,000 587,083
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
1,898,000 1,785,309
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
420,000 418,951
144A,11.00%, 11/15/29
990,000 1,014,922
144A,10.50%, 5/15/30
580,000 573,893
144A,10.75%, 12/15/30
430,000 428,710
Lumen Technologies, Inc.
144A,4.125%, 4/15/29
210,000 135,044
144A,4.125%, 4/15/30
200,000 127,900
Millicom International Cellular
SA
144A,5.125%, 1/15/28
275,400 260,788
144A,6.25%, 3/25/29
460,800 447,144
144A,4.50%, 4/27/31
487,000 418,630
144A,7.375%, 4/2/32
250,000 245,897
Qwest Corp.,7.25%, 9/15/25
163,000 160,073
Rogers Communications,
Inc.,144A,5.25%, 3/15/82
459,000 441,593
Telecom Italia Capital SA
144A,6.375%, 11/15/33
236,000 228,009
6.375%, 11/15/33
91,000 80,683
144A,6.00%, 9/30/34
320,000 306,838
6.00%, 9/30/34
315,000 265,939
144A,7.20%, 7/18/36
280,000 285,468
7.20%, 7/18/36(a)
312,000 283,655
144A,7.721%, 6/4/38
550,000 572,506
7.721%, 6/4/38
617,000 564,703
United States Cellular
Corp.,6.70%, 12/15/33
345,000 363,139
Viasat, Inc.
144A,5.625%, 9/15/25
429,000 416,054
144A,5.625%, 4/15/27
367,000 328,112

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Viavi Solutions, Inc.,144A,3.75%,
10/1/29
245,000 203,122
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
877,000 721,935
144A,4.75%, 7/15/31
906,000 752,051
144A,7.75%, 4/15/32
450,000 438,724
Vodafone Group PLC
7.00%, 4/4/79
1,265,000 1,303,335
3.25%, 6/4/81
306,000 286,401
4.125%, 6/4/81
604,000 511,322
5.125%, 6/4/81
601,000 441,972
Windstream Escrow LLC /
Windstream Escrow Finance
Corp.,144A,7.75%, 8/15/28
886,000 832,403
Zayo Group Holdings, Inc.
(a),144A,4.00%, 3/1/27
935,000 729,102
(Cost $23,762,343)
23,893,942
Consumer, Cyclical — 22.7%
Airlines — 1.7%
Air Canada,144A,3.875%,
8/15/26
759,000 720,521
Allegiant Travel
Co.(a),144A,7.25%, 8/15/27
337,000 318,835
American Airlines Inc/
AAdvantage Loyalty IP Ltd.
144A,5.50%, 4/20/26
1,478,667 1,464,693
144A,5.75%, 4/20/29
1,897,000 1,834,522
American Airlines, Inc.
144A,7.25%, 2/15/28
470,000 469,320
144A,8.50%, 5/15/29
633,000 652,893
Delta Air Lines, Inc.
7.375%, 1/15/26
537,000 549,209
4.375%, 4/19/28
251,000 241,401
3.75%, 10/28/29
290,000 266,743
Hawaiian Brand Intellectual
Property Ltd. / HawaiianMiles
Loyalty Ltd.,144A,5.75%,
1/20/26
759,000 699,877
United Airlines, Inc.
144A,4.375%, 4/15/26
1,265,000 1,218,904
144A,4.625%, 4/15/29
1,265,000 1,169,241
VistaJet Malta Finance PLC /
Vista Management Holding,
Inc.
144A,7.875%, 5/1/27
313,000 283,374
144A,9.50%, 6/1/28
320,000 291,037
144A,6.375%, 2/1/30
644,000 517,115
(Cost $10,678,059)
10,697,685
Apparel — 0.4%
Crocs, Inc.
144A,4.25%, 3/15/29
214,000 195,337
144A,4.125%, 8/15/31
214,000 186,113
Principal
Amount $ Value $
Hanesbrands, Inc.
144A,4.875%, 5/15/26
599,000 581,085
144A,9.00%, 2/15/31(a)
367,000 374,659
Kontoor Brands,
Inc.,144A,4.125%, 11/15/29
245,000 219,887
Levi Strauss &
Co.(a),144A,3.50%, 3/1/31
316,000 273,134
Under Armour, Inc.,3.25%,
6/15/26
367,000 346,413
William Carter Co.,144A,5.625%,
3/15/27
306,000 300,499
(Cost $2,437,057)
2,477,127
Auto Manufacturers — 0.6%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
245,000 235,556
144A,5.875%, 6/1/29
306,000 301,041
144A,3.75%, 1/30/31
666,000 577,111
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
608,000 588,261
Jaguar Land Rover Automotive
PLC
144A,7.75%, 10/15/25
428,000 430,972
144A,4.50%, 10/1/27
306,000 288,602
144A,5.875%, 1/15/28
339,000 330,021
144A,5.50%, 7/15/29
260,000 248,014
JB Poindexter & Co.,
Inc.,144A,8.75%, 12/15/31
380,000 389,211
Wabash National
Corp.,144A,4.50%, 10/15/28
245,000 221,111
(Cost $3,621,128)
3,609,900
Auto Parts & Equipment
— 2.0%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
530,000 514,481
144A,7.00%, 4/15/28
306,000 312,444
144A,8.25%, 4/15/31
306,000 318,698
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
306,000 304,332
6.875%, 7/1/28
245,000 243,159
5.00%, 10/1/29(a)
376,000 342,337
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
610,000 609,476
144A,8.50%, 5/15/27
730,000 734,678
144A,6.75%, 5/15/28
470,000 474,942
Dana, Inc.
5.375%, 11/15/27
245,000 238,084
5.625%, 6/15/28
245,000 237,027
4.25%, 9/1/30
245,000 212,897
4.50%, 2/15/32
247,000 209,465

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Garrett Motion Holdings, Inc. /
Garrett LX I SARL,144A,7.75%,
5/31/32
504,000 507,307
Goodyear Tire & Rubber Co.
9.50%, 5/31/25
450,000 451,125
5.00%, 5/31/26
651,000 635,282
4.875%, 3/15/27
429,000 412,195
5.00%, 7/15/29(a)
527,000 484,651
5.25%, 4/30/31(a)
337,000 305,735
5.25%, 7/15/31(a)
379,000 342,697
5.625%, 4/30/33(a)
276,000 246,822
IHO Verwaltungs GmbH
144A,4.75% Cash or 5.50%
PIK, 9/15/26
306,000 295,983
144A,6.00% Cash or 6.75%
PIK, 5/15/27
275,000 270,476
144A,6.3750% Cash or 7.125%
PIK, 5/15/29
245,000 241,355
Phinia, Inc.,144A,6.75%, 4/15/29
330,000 332,409
Tenneco, Inc.,144A,8.00%,
11/17/28
1,182,000 1,079,491
Titan International, Inc.,7.00%,
4/30/28
244,000 236,196
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
367,000 373,403
144A,7.125%, 4/14/30
367,000 378,501
144A,6.75%, 4/23/30
500,000 506,037
144A,6.875%, 4/23/32
450,000 460,351
(Cost $12,154,969)
12,312,036
Distribution/Wholesale — 0.6%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
449,000 418,185
144A,3.875%, 11/15/29
245,000 216,382
Gates Corp.,144A,6.875%, 7/1/29
315,000 318,025
G-III Apparel Group
Ltd.,144A,7.875%, 8/15/25
269,000 269,677
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
791,000 709,362
Resideo Funding,
Inc.,144A,4.00%, 9/1/29
184,000 163,331
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28
337,000 340,368
144A,7.75%, 3/15/31
533,000 556,344
Verde Purchaser
LLC,144A,10.50%, 11/30/30
429,000 452,141
Windsor Holdings III
LLC,144A,8.50%, 6/15/30
533,000 556,882
(Cost $3,976,508)
4,000,697
Entertainment — 3.7%
Affinity Interactive,144A,6.875%,
12/15/27
334,000 297,232
Principal
Amount $ Value $
Banijay Entertainment
SASU,144A,8.125%, 5/1/29
245,000 250,461
Boyne USA, Inc.,144A,4.75%,
5/15/29
423,000 390,661
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25(a)
350,000 349,984
144A,8.125%, 7/1/27
1,037,000 1,057,213
144A,4.625%, 10/15/29
1,039,000 938,649
144A,7.00%, 2/15/30
1,265,000 1,278,663
144A,6.50%, 2/15/32
625,000 618,033
CCM Merger, Inc.,144A,6.375%,
5/1/26
162,000 160,805
Cedar Fair LP,5.25%, 7/15/29
356,000 335,357
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op
5.375%, 4/15/27
316,000 310,296
6.50%, 10/1/28
184,000 183,662
Churchill Downs, Inc.
144A,5.50%, 4/1/27
367,000 359,370
144A,4.75%, 1/15/28
459,000 434,836
144A,5.75%, 4/1/30
755,000 724,176
144A,6.75%, 5/1/31
376,000 374,093
Cinemark USA, Inc.
144A,5.875%, 3/15/26
298,000 293,555
144A,5.25%, 7/15/28(a)
469,000 437,875
Empire Resorts, Inc.,144A,7.75%,
11/1/26
184,000 172,035
Everi Holdings, Inc.,144A,5.00%,
7/15/29
245,000 237,853
International Game Technology
PLC
144A,4.125%, 4/15/26
509,000 493,056
144A,6.25%, 1/15/27
500,000 500,835
144A,5.25%, 1/15/29
459,000 441,276
Jacobs Entertainment,
Inc.,144A,6.75%, 2/15/29
306,000 285,345
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
439,000 441,530
144A,7.25%, 11/15/29
306,000 310,749
144A,7.50%, 9/1/31
337,000 346,481
Lions Gate Capital Holdings 1,
Inc.,144A,5.50%, 4/15/29
246,000 222,015
Lions Gate Capital Holdings
LLC,144A,5.50%, 4/15/29
212,000 143,264
Live Nation Entertainment, Inc.
144A,5.625%, 3/15/26
184,000 181,365
144A,6.50%, 5/15/27
759,000 762,957
144A,4.75%, 10/15/27(a)
632,000 598,774
144A,3.75%, 1/15/28
306,000 281,154

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
300,000 304,056
Merlin Entertainments
Ltd.,144A,5.75%, 6/15/26
245,000 241,531
Midwest Gaming Borrower LLC
/ Midwest Gaming Finance
Corp.,144A,4.875%, 5/1/29
459,000 424,382
Mohegan Tribal Gaming
Authority,144A,8.00%, 2/1/26
743,000 698,108
Odeon Finco PLC,144A,12.75%,
11/1/27
245,000 253,945
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
245,000 251,168
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
265,000 252,412
144A,4.125%, 7/1/29(a)
245,000 204,465
Raptor Acquisition Corp.
/ Raptor Co.-Issuer
LLC,144A,4.875%, 11/1/26
214,000 205,433
Resorts World Las Vegas LLC /
RWLV Capital, Inc.
144A,4.625%, 4/16/29
680,000 610,830
144A,8.45%, 7/27/30
200,000 211,898
144A,4.625%, 4/6/31
200,000 172,695
Scientific Games Holdings LP/
Scientific Games US FinCo,
Inc.,144A,6.625%, 3/1/30
490,000 464,155
SeaWorld Parks &
Entertainment,
Inc.,144A,5.25%, 8/15/29
444,000 415,186
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
306,000 300,030
144A,7.25%, 5/15/31
533,000 533,342
Six Flags Entertainment Corp.
/ Six Flags Theme Parks,
Inc.,144A,6.625%, 5/1/32
520,000 520,379
Six Flags Theme Parks,
Inc.,144A,7.00%, 7/1/25
224,000 224,297
Speedway Motorsports LLC
/ Speedway Funding II,
Inc.,144A,4.875%, 11/1/27
214,000 202,479
Vail Resorts, Inc.,144A,6.50%,
5/15/32
378,000 380,474
WMG Acquisition Corp.
144A,3.75%, 12/1/29
331,000 293,256
144A,3.875%, 7/15/30
338,000 298,759
144A,3.00%, 2/15/31(a)
507,000 429,083
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
459,000 431,664
144A,7.125%, 2/15/31
627,000 643,795
(Cost $22,981,714)
23,181,432
Principal
Amount $ Value $
Food Service — 0.1%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
727,000 695,086
TKC Holdings, Inc.,144A,6.875%,
5/15/28
260,000 253,972
(Cost $931,585)
949,058
Home Builders — 1.5%
Adams Homes, Inc.,144A,9.25%,
10/15/28
203,000 208,301
Ashton Woods USA LLC /
Ashton Woods Finance Co.
144A,6.625%, 1/15/28
153,000 151,178
144A,4.625%, 8/1/29
214,000 192,262
144A,4.625%, 4/1/30
245,000 217,793
Beazer Homes USA, Inc.
5.875%, 10/15/27
219,000 214,716
7.25%, 10/15/29
214,000 213,551
144A,7.50%, 3/15/31
158,000 157,720
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
367,000 358,238
144A,5.00%, 6/15/29
214,000 192,259
144A,4.875%, 2/15/30
343,000 301,961
Century Communities, Inc.
6.75%, 6/1/27
303,000 304,364
144A,3.875%, 8/15/29
356,000 315,972
Dream Finders Homes,
Inc.,144A,8.25%, 8/15/28
184,000 189,001
Empire Communities
Corp.,144A,9.75%, 5/1/29
300,000 306,039
Forestar Group, Inc.
144A,3.85%, 5/15/26
245,000 233,655
144A,5.00%, 3/1/28
184,000 175,829
Installed Building Products,
Inc.,144A,5.75%, 2/1/28
184,000 178,260
K Hovnanian Enterprises,
Inc.,144A,11.75%, 9/30/29
271,000 300,799
KB Home
6.875%, 6/15/27
184,000 187,180
4.80%, 11/15/29
184,000 172,026
7.25%, 7/15/30
214,000 219,412
4.00%, 6/15/31
237,000 209,391
Landsea Homes
Corp.,144A,8.875%, 4/1/29
190,000 184,181
LGI Homes, Inc.
144A,8.75%, 12/15/28
245,000 254,380
144A,4.00%, 7/15/29
184,000 158,419
M/I Homes, Inc.
4.95%, 2/1/28
244,000 232,007
3.95%, 2/15/30
184,000 160,680

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Mattamy Group Corp.
144A,5.25%, 12/15/27
316,000 305,674
144A,4.625%, 3/1/30
367,000 335,363
New Home Co., Inc.,144A,9.25%,
10/1/29
190,000 190,429
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 2/15/28
275,000 259,731
4.75%, 4/1/29
183,000 169,781
STL Holding Co.
LLC,144A,8.75%, 2/15/29
174,000 180,418
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
306,000 304,546
144A,5.75%, 1/15/28
276,000 271,714
144A,5.125%, 8/1/30
364,000 345,352
Thor Industries,
Inc.,144A,4.00%, 10/15/29
306,000 266,821
Tri Pointe Homes, Inc.
5.25%, 6/1/27
184,000 178,457
5.70%, 6/15/28
214,000 209,222
Winnebago Industries,
Inc.,144A,6.25%, 7/15/28
184,000 180,822
(Cost $9,059,977)
9,187,904
Home Furnishings — 0.1%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29
490,000 439,395
144A,3.875%, 10/15/31
502,000 421,717
(Cost $852,798)
861,112
Housewares — 0.7%
CD&R Smokey Buyer,
Inc.,144A,6.75%, 7/15/25
429,000 425,595
Newell Brands, Inc.
4.875%, 6/1/25
306,000 301,692
5.70%, 4/1/26
1,336,000 1,319,191
6.375%, 9/15/27(a)
306,000 300,405
6.625%, 9/15/29(a)
306,000 299,359
6.875%, 4/1/36
257,000 228,196
7.00%, 4/1/46
428,000 351,954
Scotts Miracle-Gro Co.
5.25%, 12/15/26
153,000 148,793
4.50%, 10/15/29
252,000 226,725
4.00%, 4/1/31
338,000 288,895
4.375%, 2/1/32
245,000 208,889
(Cost $4,039,955)
4,099,694
Leisure Time — 3.2%
Acushnet Co.,144A,7.375%,
10/15/28
214,000 220,083
Amer Sports Co.,144A,6.75%,
2/16/31
502,000 500,135
Principal
Amount $ Value $
Carnival Corp.
144A,7.625%, 3/1/26
855,000 859,636
144A,5.75%, 3/1/27
1,727,000 1,695,193
144A,4.00%, 8/1/28
1,522,000 1,404,826
144A,6.00%, 5/1/29
1,265,000 1,236,349
144A,7.00%, 8/15/29
306,000 314,287
144A,10.50%, 6/1/30
633,000 688,060
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
1,284,000 1,390,109
Life Time, Inc.
144A,5.75%, 1/15/26
616,000 612,454
144A,8.00%, 4/15/26
291,000 292,961
Lindblad Expeditions Holdings,
Inc.,144A,9.00%, 5/15/28
218,000 222,521
Lindblad Expeditions
LLC,144A,6.75%, 2/15/27
221,000 218,694
NCL Corp. Ltd.
144A,5.875%, 3/15/26
903,000 887,858
144A,5.875%, 2/15/27
633,000 623,902
144A,8.375%, 2/1/28
367,000 383,043
144A,8.125%, 1/15/29
476,000 497,347
144A,7.75%, 2/15/29(a)
380,000 390,492
NCL Finance Ltd.,144A,6.125%,
3/15/28
333,000 326,011
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
398,000 383,659
144A,5.50%, 8/31/26
612,000 602,987
144A,5.375%, 7/15/27
662,000 648,617
7.50%, 10/15/27
184,000 193,019
3.70%, 3/15/28
358,000 332,626
144A,5.50%, 4/1/28
949,000 927,091
144A,9.25%, 1/15/29
612,000 651,891
144A,7.25%, 1/15/30
429,000 443,160
144A,6.25%, 3/15/32
780,000 776,445
Viking Cruises Ltd.
144A,5.875%, 9/15/27
517,000 504,794
144A,7.00%, 2/15/29
313,000 313,560
144A,9.125%, 7/15/31
440,000 473,994
Viking Ocean Cruises Ship VII
Ltd.,144A,5.625%, 2/15/29
214,000 205,230
Vista Outdoor, Inc.,144A,4.50%,
3/15/29
306,000 300,659
VOC Escrow Ltd.,144A,5.00%,
2/15/28
413,000 396,697
(Cost $19,735,953)
19,918,390
Lodging — 2.0%
Boyd Gaming Corp.
4.75%, 12/1/27
666,000 633,932
144A,4.75%, 6/15/31
599,000 537,440
Genting New York LLC / GENNY
Capital, Inc.,144A,3.30%,
2/15/26
410,000 390,466

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
306,000 303,199
144A,5.875%, 4/1/29
350,000 346,985
144A,3.75%, 5/1/29
490,000 444,017
4.875%, 1/15/30
732,000 692,083
144A,4.00%, 5/1/31
674,000 595,625
144A,3.625%, 2/15/32
914,000 775,159
144A,6.125%, 4/1/32
270,000 266,942
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,5.00%, 6/1/29
567,000 523,639
144A,4.875%, 7/1/31
306,000 268,528
144A,6.625%, 1/15/32
550,000 547,157
Hilton Worldwide Finance LLC
/ Hilton Worldwide Finance
Corp.,4.875%, 4/1/27
367,000 357,357
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28
214,000 199,979
144A,4.50%, 6/15/29
306,000 277,447
MGM Resorts International
5.75%, 6/15/25
363,000 362,045
4.625%, 9/1/26
245,000 237,671
5.50%, 4/15/27
413,000 406,181
4.75%, 10/15/28
519,000 485,291
6.50%, 4/15/32
470,000 459,573
Station Casinos LLC
144A,4.50%, 2/15/28
423,000 393,892
144A,4.625%, 12/1/31
325,000 284,615
144A,6.625%, 3/15/32
317,000 311,194
Travel + Leisure Co.
6.60%, 10/1/25
214,000 215,760
144A,6.625%, 7/31/26
398,000 399,627
6.00%, 4/1/27
245,000 244,175
144A,4.50%, 12/1/29
408,000 371,544
144A,4.625%, 3/1/30
244,000 221,439
Wyndham Hotels & Resorts,
Inc.,144A,4.375%, 8/15/28
306,000 283,865
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
600,000 584,010
(Cost $12,367,599)
12,420,837
Office Furnishings — 0.1%
Interface, Inc.,144A,5.50%,
12/1/28
184,000 173,631
Steelcase, Inc.,5.125%, 1/18/29
326,000 307,977
(Cost $466,972)
481,608
Retail — 6.0%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
1,019,000 946,647
Principal
Amount $ Value $
144A,4.375%, 1/15/28
469,000 439,305
144A,3.50%, 2/15/29
459,000 412,974
144A,4.00%, 10/15/30
1,851,000 1,610,635
Academy Ltd.,144A,6.00%,
11/15/27
245,000 240,803
Advance Auto Parts, Inc.
5.90%, 3/9/26
220,000 220,288
1.75%, 10/1/27
250,000 215,868
5.95%, 3/9/28
188,000 186,433
3.90%, 4/15/30
313,000 281,354
3.50%, 3/15/32
219,000 184,632
Arko Corp.,144A,5.125%,
11/15/29
276,000 234,183
Asbury Automotive Group, Inc.
4.50%, 3/1/28
248,000 234,246
144A,4.625%, 11/15/29
490,000 450,808
4.75%, 3/1/30
273,000 250,361
144A,5.00%, 2/15/32
428,000 383,129
Bath & Body Works, Inc.
144A,9.375%, 7/1/25
192,000 198,791
6.694%, 1/15/27
182,000 183,662
5.25%, 2/1/28
292,000 283,735
7.50%, 6/15/29
306,000 314,170
144A,6.625%, 10/1/30
593,000 593,801
6.95%, 3/1/33
201,000 196,018
6.875%, 11/1/35
508,000 512,345
6.75%, 7/1/36
325,000 323,419
Beacon Roofing Supply, Inc.
144A,4.50%, 11/15/26
184,000 177,817
144A,4.125%, 5/15/29
214,000 193,489
144A,6.50%, 8/1/30
407,000 407,361
Bloomin' Brands, Inc. /
OSI Restaurant Partners
LLC,144A,5.125%, 4/15/29
184,000 168,673
BlueLinx Holdings,
Inc.,144A,6.00%, 11/15/29
184,000 175,936
Brinker International,
Inc.,144A,8.25%, 7/15/30
214,000 223,290
CEC Entertainment
LLC,144A,6.75%, 5/1/26
398,000 392,151
Cougar JV Subsidiary
LLC,144A,8.00%, 5/15/32
426,000 439,030
Dave & Buster's,
Inc.,144A,7.625%, 11/1/25
269,000 270,417
eG Global Finance
PLC,144A,12.00%, 11/30/28
696,000 720,868
Evergreen Acqco 1 LP / TVI,
Inc.,144A,9.75%, 4/26/28
273,000 289,488
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
398,000 388,643
144A,5.875%, 4/1/29
549,000 518,326

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co.,
Inc.,144A,4.625%, 1/15/29
666,000 599,102
Foot Locker, Inc.,144A,4.00%,
10/1/29
245,000 202,938
Gap, Inc.
144A,3.625%, 10/1/29
481,000 416,255
144A,3.875%, 10/1/31
459,000 381,022
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
320,000 311,368
144A,8.75%, 1/15/32
320,000 307,803
Group 1 Automotive,
Inc.,144A,4.00%, 8/15/28
459,000 419,030
GYP Holdings III
Corp.,144A,4.625%, 5/1/29
214,000 197,716
IRB Holding Corp.,144A,7.00%,
6/15/25
303,000 303,081
Ken Garff Automotive
LLC,144A,4.875%, 9/15/28
245,000 225,741
KFC Holding Co./Pizza Hut
Holdings LLC/Taco Bell of
America LLC,144A,4.75%,
6/1/27
459,000 445,268
Kohl's Corp.
4.25%, 7/17/25(a)
146,000 142,276
4.625%, 5/1/31
306,000 246,768
5.55%, 7/17/45
291,000 186,375
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
666,000 618,829
144A,8.25%, 8/1/31
506,000 524,998
Lithia Motors, Inc.
144A,4.625%, 12/15/27
245,000 232,945
144A,3.875%, 6/1/29
521,000 464,038
144A,4.375%, 1/15/31
337,000 296,916
Macy's Retail Holdings LLC
144A,5.875%, 4/1/29
306,000 294,649
144A,5.875%, 3/15/30
260,000 247,848
144A,6.125%, 3/15/32
266,000 253,075
4.50%, 12/15/34
235,000 201,582
5.125%, 1/15/42
153,000 125,476
4.30%, 2/15/43
163,000 124,446
Marks & Spencer
PLC,144A,7.125%, 12/1/37
184,000 192,479
Michaels Cos., Inc.,144A,5.25%,
5/1/28
552,000 447,738
Murphy Oil USA, Inc.
5.625%, 5/1/27
184,000 181,642
4.75%, 9/15/29
306,000 288,274
144A,3.75%, 2/15/31
306,000 265,525
Nordstrom, Inc.
4.00%, 3/15/27
214,000 204,484
Principal
Amount $ Value $
6.95%, 3/15/28
184,000 184,461
4.375%, 4/1/30
310,000 281,865
4.25%, 8/1/31
260,000 229,599
5.00%, 1/15/44
626,000 492,287
Papa John's International,
Inc.,144A,3.875%, 9/15/29
245,000 212,802
Patrick Industries, Inc.
144A,7.50%, 10/15/27
184,000 186,659
144A,4.75%, 5/1/29
214,000 196,201
Penske Automotive Group, Inc.
3.50%, 9/1/25
347,000 336,461
3.75%, 6/15/29
306,000 272,126
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
799,000 742,035
144A,7.75%, 2/15/29
727,000 696,007
QVC, Inc.
4.75%, 2/15/27
402,000 343,053
4.375%, 9/1/28
316,000 235,379
5.45%, 8/15/34
255,000 158,840
5.95%, 3/15/43
184,000 105,478
Raising Cane's Restaurants
LLC,144A,9.375%, 5/1/29
306,000 329,453
Sally Holdings LLC / Sally
Capital, Inc.,6.75%, 3/1/32
376,000 368,838
Sizzling Platter LLC /
Sizzling Platter Finance
Corp.,144A,8.50%, 11/28/25
214,000 215,707
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
418,000 375,559
144A,4.875%, 11/15/31(a)
306,000 268,544
Specialty Building Products
Holdings LLC / SBP Finance
Corp.,144A,6.375%, 9/30/26
444,000 434,337
SRS Distribution,
Inc.,144A,4.625%, 7/1/28
398,000 395,710
Staples, Inc.,144A,7.50%,
4/15/26
1,265,000 1,264,775
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.
5.875%, 3/1/27
214,000 210,725
144A,5.00%, 6/1/31
398,000 357,174
Superior Plus LP / Superior
General Partner,
Inc.,144A,4.50%, 3/15/29
367,000 333,877
Victoria's Secret &
Co.,144A,4.625%, 7/15/29
367,000 299,286
Victra Holdings LLC / Victra
Finance Corp.,144A,7.75%,
2/15/26
530,000 525,057
Vivo Energy Investments
BV,144A,5.125%, 9/24/27
221,000 207,218
Walgreen Co.,4.40%, 9/15/42
157,000 129,368

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
900,000 858,666
3.20%, 4/15/30(a)
313,000 273,611
4.50%, 11/18/34
200,000 174,642
4.80%, 11/18/44
451,000 377,035
4.65%, 6/1/46
190,000 156,574
4.10%, 4/15/50
465,000 338,272
Yum! Brands, Inc.
144A,4.75%, 1/15/30
533,000 502,501
3.625%, 3/15/31
624,000 543,324
4.625%, 1/31/32
696,000 633,968
5.375%, 4/1/32
633,000 602,870
6.875%, 11/15/37
199,000 214,769
5.35%, 11/1/43
174,000 163,577
(Cost $37,267,825)
37,841,473
Consumer, Non-cyclical
— 16.4%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
306,000 297,759
144A,6.00%, 6/15/30
633,000 618,759
Turning Point Brands,
Inc.,144A,5.625%, 2/15/26
153,000 150,438
Vector Group Ltd.
144A,10.50%, 11/1/26
300,000 301,270
144A,5.75%, 2/1/29
583,000 534,981
(Cost $1,892,986)
1,903,207
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $419,247)
459,000 420,876
Commercial Services — 4.8%
ADT Security Corp.
144A,4.125%, 8/1/29
616,000 559,497
144A,4.875%, 7/15/32
461,000 416,029
Adtalem Global Education,
Inc.,144A,5.50%, 3/1/28
248,000 237,830
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
346,000 340,453
Albion Financing 2
SARL(a),144A,8.75%, 4/15/27
276,000 278,430
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
930,000 927,130
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
775,000 699,655
Principal
Amount $ Value $
Allied Universal Holdco LLC/
Allied Universal Finance
Corp/Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
524,000 471,795
Alta Equipment Group, Inc.
144A,5.625%, 4/15/26
193,000 195,603
144A,9.00%, 6/1/29
315,000 304,696
AMN Healthcare, Inc.
144A,4.625%, 10/1/27
306,000 289,538
144A,4.00%, 4/15/29
214,000 189,616
APi Group DE, Inc.
144A,4.125%, 7/15/29
206,000 184,526
144A,4.75%, 10/15/29
184,000 168,752
APX Group, Inc.
144A,6.75%, 2/15/27
367,000 365,659
144A,5.75%, 7/15/29
533,000 505,963
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
245,000 235,191
144A,5.75%, 7/15/27
214,000 204,601
144A,4.75%, 4/1/28(a)
306,000 278,170
144A,5.375%, 3/1/29
386,000 352,213
144A,8.00%, 2/15/31(a)
306,000 301,894
Brink's Co.
144A,5.50%, 7/15/25
245,000 244,115
144A,4.625%, 10/15/27
377,000 359,930
Carriage Services,
Inc.,144A,4.25%, 5/15/29
245,000 217,263
Champions Financing,
Inc.,144A,8.75%, 2/15/29
380,000 390,664
Cimpress PLC,7.00%, 6/15/26
331,000 330,268
CoreCivic, Inc.,8.25%, 4/15/29
317,000 331,040
CoreLogic, Inc.,144A,4.50%,
5/1/28
474,000 428,223
Garda World Security Corp.
144A,4.625%, 2/15/27(a)
399,000 379,159
144A,7.75%, 2/15/28
245,000 248,771
GEO Group, Inc.
144A,8.625%, 4/15/29
400,000 411,722
144A,10.25%, 4/15/31
400,000 420,965
Graham Holdings
Co.,144A,5.75%, 6/1/26
245,000 243,775
Grand Canyon University,5.125%,
10/1/28
249,000 223,697
Herc Holdings, Inc.,144A,5.50%,
7/15/27
759,000 741,012
Hertz Corp.,144A,5.00%, 12/1/29
637,000 420,675
Korn Ferry,144A,4.625%,
12/15/27
245,000 232,820
Legends Hospitality Holding Co.
LLC / Legends Hospitality
Co.-Issuer, Inc.,144A,5.00%,
2/1/26
245,000 242,561

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Matthews International
Corp.,144A,5.25%, 12/1/25
184,000 182,432
MPH Acquisition Holdings
LLC,144A,5.50%, 9/1/28
685,000 509,424
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
1,651,000 1,576,939
NESCO Holdings II,
Inc.,144A,5.50%, 4/15/29
573,000 525,353
Port of Newcastle
Investments Financing Pty
Ltd.,144A,5.90%, 11/24/31
184,000 166,813
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
853,000 846,963
144A,3.375%, 8/31/27
666,000 611,073
144A,6.25%, 1/15/28
822,000 806,988
RR Donnelley & Sons
Co.,144A,9.75%, 7/31/28
175,000 190,312
Sabre GLBL, Inc.
144A,8.625%, 6/1/27(a)
575,000 529,363
144A,11.25%, 12/15/27
346,000 336,326
Service Corp. International
4.625%, 12/15/27
337,000 321,978
5.125%, 6/1/29
459,000 441,137
3.375%, 8/15/30
521,000 446,654
4.00%, 5/15/31
531,000 464,001
Sotheby's,144A,7.375%, 10/15/27
517,000 450,021
Sotheby's/Bidfair Holdings,
Inc.,144A,5.875%, 6/1/29
184,000 143,947
TriNet Group, Inc.
144A,3.50%, 3/1/29
306,000 270,103
144A,7.125%, 8/15/31
245,000 247,314
United Rentals North America,
Inc.
5.50%, 5/15/27
336,000 331,806
3.875%, 11/15/27
459,000 431,405
4.875%, 1/15/28
1,062,000 1,022,346
5.25%, 1/15/30
469,000 450,219
4.00%, 7/15/30
459,000 411,385
3.875%, 2/15/31
706,000 621,173
3.75%, 1/15/32
459,000 392,371
144A,6.125%, 3/15/34
697,000 683,792
Upbound Group,
Inc.,144A,6.375%, 2/15/29
276,000 266,139
Valvoline, Inc.,144A,3.625%,
6/15/31
328,000 276,714
VT Topco, Inc.,144A,8.50%,
8/15/30
306,000 319,863
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
784,000 803,364
WASH Multifamily Acquisition,
Inc.,144A,5.75%, 4/15/26
567,000 551,179
Principal
Amount $ Value $
Williams Scotsman, Inc.
144A,6.125%, 6/15/25
322,000 321,044
144A,4.625%, 8/15/28
306,000 285,718
144A,7.375%, 10/1/31
356,000 365,592
ZipRecruiter, Inc.,144A,5.00%,
1/15/30
337,000 292,234
(Cost $30,364,167)
30,267,386
Cosmetics/Personal Care
— 0.3%
Coty, Inc.
144A,5.00%, 4/15/26
398,000 392,060
144A,6.50%, 4/15/26
198,000 197,960
Coty, Inc./HFC Prestige
Products, Inc./HFC Prestige
International US LLC
144A,4.75%, 1/15/29
306,000 288,038
144A,6.625%, 7/15/30
499,000 502,545
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
459,000 446,219
144A,4.125%, 4/1/29
306,000 278,582
(Cost $2,095,294)
2,105,404
Food — 2.5%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
509,000 484,781
144A,7.50%, 3/15/26
367,000 371,409
144A,4.625%, 1/15/27
846,000 815,396
144A,5.875%, 2/15/28
470,000 461,862
144A,6.50%, 2/15/28
500,000 503,619
144A,3.50%, 3/15/29
854,000 761,689
144A,4.875%, 2/15/30
633,000 592,107
B&G Foods, Inc.,144A,8.00%,
9/15/28
337,000 342,027
C&S Group Enterprises
LLC,144A,5.00%, 12/15/28
261,000 192,872
Chobani LLC / Chobani Finance
Corp., Inc.,144A,4.625%,
11/15/28
260,000 245,143
Fiesta Purchaser,
Inc.,144A,7.875%, 3/1/31
300,000 308,244
Ingles Markets, Inc.,144A,4.00%,
6/15/31
214,000 184,040
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
474,000 480,127
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
306,000 295,629
144A,4.125%, 1/31/30
646,000 580,985
144A,4.375%, 1/31/32
429,000 378,866
Performance Food Group, Inc.
144A,5.50%, 10/15/27
699,000 681,277

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.25%, 8/1/29
616,000 559,765
Pilgrim's Pride Corp.
4.25%, 4/15/31
620,000 558,061
3.50%, 3/1/32
564,000 473,574
6.25%, 7/1/33
633,000 639,636
6.875%, 5/15/34
316,000 333,666
Post Holdings, Inc.
144A,5.625%, 1/15/28
595,000 581,351
144A,5.50%, 12/15/29
781,000 743,895
144A,4.625%, 4/15/30
876,000 795,463
144A,4.50%, 9/15/31
648,000 573,568
144A,6.25%, 2/15/32
570,000 566,620
Safeway, Inc.,7.25%, 2/1/31
160,000 170,065
Simmons Foods Inc/Simmons
Prepared Foods Inc/Simmons
Pet Food Inc/Simmons
Feed,144A,4.625%, 3/1/29
521,000 454,147
US Foods, Inc.
144A,6.875%, 9/15/28
306,000 311,354
144A,4.75%, 2/15/29
599,000 562,246
144A,4.625%, 6/1/30
306,000 280,994
144A,7.25%, 1/15/32
306,000 315,810
(Cost $15,593,231)
15,600,288
Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
999,000 940,074
144A,3.875%, 11/1/29
490,000 439,160
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
886,000 901,505
Embecta Corp.(a),144A,5.00%,
2/15/30
306,000 253,062
Garden Spinco
Corp.,144A,8.625%, 7/20/30
214,000 228,640
Hologic, Inc.
144A,4.625%, 2/1/28
245,000 235,230
144A,3.25%, 2/15/29
632,000 564,273
Medline Borrower LP
144A,3.875%, 4/1/29
2,846,000 2,590,363
144A,5.25%, 10/1/29
1,581,000 1,490,371
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
620,000 620,125
Sotera Health Holdings
LLC,144A,7.375%, 6/1/31
473,000 468,924
Teleflex, Inc.
4.625%, 11/15/27
306,000 292,972
144A,4.25%, 6/1/28
326,000 304,617
(Cost $9,304,615)
9,329,316
Healthcare-Services — 4.5%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
276,000 268,377
Principal
Amount $ Value $
144A,5.00%, 4/15/29
291,000 274,323
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
306,000 299,518
144A,3.125%, 2/15/29
337,000 321,479
144A,3.50%, 4/1/30
426,000 404,934
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
306,000 287,038
144A,3.75%, 3/15/29
306,000 276,793
144A,4.00%, 3/15/31
328,000 288,311
CHS/Community Health
Systems, Inc.
144A,8.00%, 3/15/26
700,000 701,250
144A,5.625%, 3/15/27
1,191,000 1,128,057
144A,8.00%, 12/15/27
429,000 429,163
144A,6.00%, 1/15/29
436,000 390,410
144A,5.25%, 5/15/30
971,000 806,029
144A,4.75%, 2/15/31
678,000 535,335
144A,10.875%, 1/15/32
607,000 627,179
DaVita, Inc.
144A,4.625%, 6/1/30
1,739,000 1,557,939
144A,3.75%, 2/15/31
949,000 796,403
Encompass Health Corp.
5.75%, 9/15/25
214,000 213,134
4.50%, 2/1/28
533,000 503,520
4.75%, 2/1/30
483,000 447,039
4.625%, 4/1/31
245,000 221,445
Fortrea Holdings,
Inc.,144A,7.50%, 7/1/30
349,000 348,824
HealthEquity, Inc.,144A,4.50%,
10/1/29
367,000 336,188
Heartland Dental LLC /
Heartland Dental Finance
Corp.,144A,10.50%, 4/30/28
459,000 488,399
IQVIA, Inc.
144A,5.00%, 10/15/26
663,000 648,210
144A,5.00%, 5/15/27
694,000 674,156
144A,6.50%, 5/15/30
313,000 316,100
Kedrion SpA,144A,6.50%, 9/1/29
527,000 479,702
Legacy LifePoint Health
LLC,144A,4.375%, 2/15/27
367,000 346,593
LifePoint Health, Inc.
144A,9.875%, 8/15/30
533,000 570,302
144A,11.00%, 10/15/30
696,000 766,745
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
490,000 455,912
144A,3.875%, 11/15/30
398,000 347,055
144A,3.875%, 5/15/32
518,000 438,310
Pediatrix Medical Group, Inc.
(a),144A,5.375%, 2/15/30
245,000 211,077
Prime Healthcare Services,
Inc.,144A,7.25%, 11/1/25
582,000 583,059

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK, 1/31/29
450,000 414,563
Select Medical
Corp.,144A,6.25%, 8/15/26
750,000 750,250
Star Parent, Inc.,144A,9.00%,
10/1/30
633,000 660,056
Tenet Healthcare Corp.
6.25%, 2/1/27
819,000 818,339
5.125%, 11/1/27
919,000 895,470
4.625%, 6/15/28
368,000 349,729
6.125%, 10/1/28
1,631,000 1,615,666
4.25%, 6/1/29
886,000 819,637
4.375%, 1/15/30
917,000 843,271
6.125%, 6/15/30
1,265,000 1,253,818
144A,6.75%, 5/15/31
863,000 870,903
6.875%, 11/15/31
227,000 237,277
Toledo Hospital
Series B, 5.325%, 11/15/28
260,000 244,725
4.982%, 11/15/45
171,000 122,313
6.015%, 11/15/48
245,000 201,243
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
504,000 485,906
(Cost $27,756,912)
28,371,474
Household Products/Wares
— 0.3%
ACCO Brands Corp.,144A,4.25%,
3/15/29
352,000 312,246
Central Garden & Pet Co.
5.125%, 2/1/28
184,000 177,072
4.125%, 10/15/30
306,000 270,977
144A,4.125%, 4/30/31
245,000 214,278
Kronos Acquisition Holdings,
Inc. / KIK Custom Products,
Inc.,144A,5.00%, 12/31/26
291,000 281,914
Spectrum Brands, Inc.
144A,5.00%, 10/1/29
183,000 182,902
144A,3.875%, 3/15/31
262,000 241,170
(Cost $1,649,885)
1,680,559
Pharmaceuticals — 2.1%
180 Medical, Inc.,144A,3.875%,
10/15/29
306,000 275,224
AdaptHealth LLC
144A,6.125%, 8/1/28
219,000 209,425
144A,4.625%, 8/1/29
306,000 262,057
144A,5.125%, 3/1/30(a)
387,000 338,029
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25
1,063,000 1,002,505
144A,6.125%, 2/1/27
631,000 523,963
144A,5.75%, 8/15/27
315,000 248,850
144A,4.875%, 6/1/28
1,009,000 739,092
Principal
Amount $ Value $
BellRing Brands,
Inc.,144A,7.00%, 3/15/30
519,000 530,261
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
306,000 285,345
Elanco Animal Health,
Inc.,6.65%, 8/28/28
447,000 450,674
Endo Finance Holdings, Inc.
(a),144A,8.50%, 4/15/31
620,000 635,512
Herbalife Nutrition Ltd / HLF
Financing, Inc.,144A,7.875%,
9/1/25
183,000 178,130
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
500,000 491,857
Jazz Securities
DAC,144A,4.375%, 1/15/29
949,000 872,898
Mallinckrodt International
Finance SA / Mallinckrodt CB
LLC,144A,14.75%, 11/14/28
492,000 535,456
Option Care Health,
Inc.,144A,4.375%, 10/31/29
306,000 278,591
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
1,328,000 1,226,651
144A,5.125%, 4/30/31
1,255,000 1,109,052
144A,6.75%, 5/15/34
315,000 313,868
144A,7.875%, 5/15/34
315,000 320,129
Owens & Minor, Inc.
144A,4.50%, 3/31/29(a)
293,000 258,574
144A,6.625%, 4/1/30(a)
358,000 340,375
Perrigo Finance Unlimited Co.
4.375%, 3/15/26
429,000 414,130
4.65%, 6/15/30
459,000 421,875
4.90%, 12/15/44
206,000 163,202
Prestige Brands, Inc.
144A,5.125%, 1/15/28
251,000 241,833
144A,3.75%, 4/1/31
367,000 314,685
(Cost $12,779,121)
12,982,243
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Benteler International
AG,144A,10.50%, 5/15/28
306,000 329,480
Stena International SA
144A,7.25%, 1/15/31
480,000 488,372
144A,7.625%, 2/15/31
180,000 183,842
(Cost $977,052)
1,001,694
Energy — 14.2%
Coal — 0.0%
SunCoke Energy,
Inc.,144A,4.875%, 6/30/29
(Cost $269,535)
306,000 274,978

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Energy-Alternate Sources
— 0.2%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28
429,000 409,448
144A,4.75%, 1/15/30
459,000 416,974
Topaz Solar Farms
LLC,144A,5.75%, 9/30/39
324,642 318,646
(Cost $1,138,499)
1,145,068
Oil & Gas — 7.2%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,8.25%, 2/15/26
500,000 504,701
Antero Resources Corp.
144A,7.625%, 2/1/29
249,000 256,497
144A,5.375%, 3/1/30
367,000 351,245
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,7.00%, 11/1/26
366,000 365,919
144A,9.00%, 11/1/27
213,000 266,089
144A,8.25%, 12/31/28
314,000 321,180
144A,5.875%, 6/30/29
245,000 235,437
Baytex Energy Corp.
144A,8.50%, 4/30/30
533,000 555,824
144A,7.375%, 3/15/32
314,000 317,634
Berry Petroleum Co.
LLC,144A,7.00%, 2/15/26
245,000 241,270
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28
746,190 780,563
144A,10.375%, 11/15/30
355,698 371,704
California Resources Corp.
144A,7.125%, 2/1/26
336,000 337,696
144A,8.25%, 6/15/29
378,000 378,585
Chesapeake Energy Corp.
144A,5.50%, 2/1/26
316,000 312,504
144A,5.875%, 2/1/29
306,000 300,897
144A,6.75%, 4/15/29
632,000 633,658
Chord Energy
Corp.,144A,6.375%, 6/1/26
245,000 244,607
CITGO Petroleum Corp.
144A,7.00%, 6/15/25
739,000 739,814
144A,6.375%, 6/15/26
398,000 398,117
144A,8.375%, 1/15/29
696,000 720,471
Civitas Resources, Inc.
144A,5.00%, 10/15/26
245,000 238,523
144A,8.375%, 7/1/28
854,000 896,262
144A,8.625%, 11/1/30
633,000 677,109
144A,8.75%, 7/1/31
854,000 911,742
CNX Resources Corp.
144A,6.00%, 1/15/29
316,000 308,345
144A,7.375%, 1/15/31(a)
328,000 333,804
Principal
Amount $ Value $
144A,7.25%, 3/1/32
251,000 254,467
Comstock Resources, Inc.
144A,6.75%, 3/1/29
773,000 747,712
144A,6.75%, 3/1/29
240,000 229,004
144A,5.875%, 1/15/30
623,000 574,276
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
632,000 669,115
144A,7.625%, 4/1/32
444,000 452,478
CrownRock LP / CrownRock
Finance, Inc.
144A,5.625%, 10/15/25
592,000 590,507
144A,5.00%, 5/1/29
230,000 226,837
CVR Energy, Inc.
144A,5.75%, 2/15/28
245,000 226,118
144A,8.50%, 1/15/29
380,000 381,625
Diamond Foreign Asset
Co. / Diamond Finance
LLC,144A,8.50%, 10/1/30
337,000 353,818
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
429,000 437,368
144A,8.75%, 5/1/31
315,000 325,753
Endeavor Energy Resources LP /
EER Finance, Inc.,144A,5.75%,
1/30/28
603,000 608,826
Energean PLC,144A,6.50%,
4/30/27
276,000 260,130
EnQuest PLC,144A,11.625%,
11/1/27
187,000 192,204
Greenfire Resources
Ltd.,144A,12.00%, 10/1/28
210,000 223,695
Gulfport Energy
Corp.,144A,8.00%, 5/17/26
271,000 274,715
Harbour Energy
PLC,144A,5.50%, 10/15/26
306,000 299,503
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
367,000 362,318
144A,5.75%, 2/1/29
367,000 354,521
144A,6.00%, 4/15/30
356,000 343,539
144A,6.00%, 2/1/31
394,000 375,382
144A,6.25%, 4/15/32
306,000 293,329
144A,8.375%, 11/1/33
376,000 402,212
144A,6.875%, 5/15/34
315,000 310,349
Ithaca Energy North Sea
PLC,144A,9.00%, 7/15/26
383,000 388,578
Magnolia Oil & Gas Operating
LLC / Magnolia Oil & Gas
Finance Corp.,144A,6.00%,
8/1/26
245,000 240,930
Matador Resources Co.
144A,6.875%, 4/15/28
306,000 308,790
144A,6.50%, 4/15/32
575,000 573,879

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
MEG Energy Corp.,144A,5.875%,
2/1/29
367,000 356,186
Moss Creek Resources Holdings,
Inc.
144A,7.50%, 1/15/26
416,000 414,794
144A,10.50%, 5/15/27
266,000 271,969
Murphy Oil Corp.
5.875%, 12/1/27
271,000 272,079
6.375%, 7/15/28
228,000 229,614
5.875%, 12/1/42
230,000 202,386
Nabors Industries, Inc.
144A,7.375%, 5/15/27
429,000 428,039
144A,9.125%, 1/31/30
433,000 447,113
Noble Finance II
LLC,144A,8.00%, 4/15/30
367,000 378,579
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
432,000 439,217
144A,8.75%, 6/15/31
306,000 320,609
Parkland Corp.
144A,5.875%, 7/15/27
306,000 300,949
144A,4.50%, 10/1/29
490,000 445,715
144A,4.625%, 5/1/30
502,000 456,276
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
550,000 537,429
144A,7.875%, 9/15/30
306,000 314,332
Permian Resources Operating
LLC
144A,5.375%, 1/15/26
177,000 174,854
144A,7.75%, 2/15/26
184,000 185,596
144A,8.00%, 4/15/27
337,000 345,834
144A,5.875%, 7/1/29
429,000 420,411
144A,9.875%, 7/15/31
306,000 338,568
144A,7.00%, 1/15/32
666,000 680,392
Precision Drilling
Corp.,144A,6.875%, 1/15/29
245,000 242,831
Range Resources Corp.
8.25%, 1/15/29
367,000 381,309
144A,4.75%, 2/15/30
316,000 293,091
Rockcliff Energy II
LLC,144A,5.50%, 10/15/29
429,000 398,472
Seadrill Finance
Ltd.,144A,8.375%, 8/1/30
352,000 369,474
Sitio Royalties Operating
Partnership LP / Sitio Finance
Corp.,144A,7.875%, 11/1/28
367,000 380,771
SM Energy Co.
5.625%, 6/1/25
214,000 213,174
6.75%, 9/15/26
257,000 256,604
6.625%, 1/15/27
255,000 253,516
6.50%, 7/15/28
245,000 244,186
Principal
Amount $ Value $
Southwestern Energy Co.
8.375%, 9/15/28
186,000 192,046
5.375%, 2/1/29
426,000 409,692
5.375%, 3/15/30
779,000 749,325
4.75%, 2/1/32
727,000 658,954
Strathcona Resources Ltd/
Alberta,144A,6.875%, 8/1/26
306,000 302,335
Sunoco LP
144A,7.00%, 5/1/29
500,000 510,555
144A,7.25%, 5/1/32
450,000 460,703
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
367,000 363,783
5.875%, 3/15/28
264,000 259,706
144A,7.00%, 9/15/28
336,000 341,965
4.50%, 5/15/29
490,000 449,646
4.50%, 4/30/30
501,000 452,205
Talos Production, Inc.
144A,9.00%, 2/1/29
426,000 446,907
144A,9.375%, 2/1/31
378,000 400,054
Teine Energy Ltd.,144A,6.875%,
4/15/29
245,000 239,531
Transocean Aquila
Ltd.,144A,8.00%, 9/30/28
199,000 202,316
Transocean Poseidon
Ltd.,144A,6.875%, 2/1/27
294,975 294,201
Transocean Titan Financing
Ltd.,144A,8.375%, 2/1/28
322,000 333,939
Transocean, Inc.,144A,8.75%,
2/15/30
727,200 758,637
Valaris Ltd.,144A,8.375%,
4/30/30
696,000 719,386
Vermilion Energy,
Inc.,144A,6.875%, 5/1/30
245,000 240,125
Viper Energy, Inc.
144A,5.375%, 11/1/27
264,000 257,477
144A,7.375%, 11/1/31
245,000 253,061
Vital Energy, Inc.
144A,7.75%, 7/31/29(a)
183,000 185,541
9.75%, 10/15/30
342,000 374,044
144A,7.875%, 4/15/32
480,000 487,371
W&T Offshore, Inc.,144A,11.75%,
2/1/26
168,000 172,095
(Cost $44,029,077)
44,792,144
Oil & Gas Services — 0.8%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.875%, 4/1/27
306,000 307,205
144A,6.25%, 4/1/28
533,000 526,805
Bristow Group,
Inc.,144A,6.875%, 3/1/28
245,000 239,629
Enerflex Ltd.,144A,9.00%,
10/15/27
383,000 391,450

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Helix Energy Solutions Group,
Inc.,144A,9.75%, 3/1/29
188,000 198,448
Kodiak Gas Services
LLC,144A,7.25%, 2/15/29
475,000 482,212
Oceaneering International,
Inc.,6.00%, 2/1/28
184,000 181,293
Solaris Midstream Holdings
LLC,144A,7.625%, 4/1/26
245,000 245,906
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
500,000 500,027
144A,7.125%, 3/15/29
634,000 634,718
Viridien,144A,8.75%, 4/1/27
306,000 293,069
Weatherford International
Ltd.,144A,8.625%, 4/30/30
1,012,000 1,046,365
Welltec International
ApS,144A,8.25%, 10/15/26
179,000 181,769
(Cost $5,155,720)
5,228,896
Pipelines — 6.0%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
398,000 393,470
144A,5.75%, 1/15/28
398,000 389,346
144A,5.375%, 6/15/29
459,000 439,914
144A,6.625%, 2/1/32
380,000 380,492
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,6.625%, 7/15/26
184,000 183,800
144A,7.00%, 7/15/29
315,000 318,302
144A,7.25%, 7/15/32
315,000 320,940
Buckeye Partners LP
3.95%, 12/1/26
367,000 349,085
4.125%, 12/1/27
245,000 227,209
144A,4.50%, 3/1/28
313,000 292,519
5.85%, 11/15/43
260,000 221,908
5.60%, 10/15/44
184,000 143,175
CNX Midstream Partners
LP,144A,4.75%, 4/15/30
245,000 220,350
CQP Holdco LP / BIP-V Chinook
Holdco LLC,144A,5.50%,
6/15/31
886,000 830,290
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,7.125%, 6/1/28
245,000 241,870
144A,8.625%, 3/15/29
542,000 554,214
DT Midstream, Inc.
144A,4.125%, 6/15/29
716,000 654,747
144A,4.375%, 6/15/31
634,000 569,483
Energy Transfer LP,8.00%,
5/15/54
502,000 522,602
EQM Midstream Partners LP
144A,6.00%, 7/1/25
245,000 244,843
Principal
Amount $ Value $
4.125%, 12/1/26(a)
306,000 294,017
144A,7.50%, 6/1/27
300,000 306,506
144A,6.50%, 7/1/27
599,000 604,024
5.50%, 7/15/28
567,000 555,977
144A,4.50%, 1/15/29
533,000 496,738
144A,6.375%, 4/1/29
300,000 299,447
144A,7.50%, 6/1/30
316,000 333,729
144A,4.75%, 1/15/31
696,000 639,129
6.50%, 7/15/48
358,000 358,195
Genesis Energy LP / Genesis
Energy Finance Corp.
6.25%, 5/15/26
229,000 228,619
8.00%, 1/15/27
641,000 653,256
7.75%, 2/1/28
416,000 417,829
8.25%, 1/15/29
380,000 389,296
8.875%, 4/15/30
306,000 319,758
7.875%, 5/15/32
441,000 441,843
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
245,000 245,855
6.875%, 1/15/29
214,000 210,705
144A,8.25%, 1/15/32
285,000 293,217
Harvest Midstream I LP
144A,7.50%, 9/1/28
533,000 540,866
144A,7.50%, 5/15/32
315,000 319,272
Hess Midstream Operations LP
144A,5.625%, 2/15/26
529,000 525,663
144A,5.125%, 6/15/28
337,000 324,646
144A,6.50%, 6/1/29
378,000 382,234
144A,4.25%, 2/15/30
459,000 417,200
144A,5.50%, 10/15/30
245,000 235,145
Howard Midstream Energy
Partners LLC
144A,6.75%, 1/15/27
245,000 245,206
144A,8.875%, 7/15/28
337,000 353,658
ITT Holdings LLC,144A,6.50%,
8/1/29
772,000 706,617
Kinetik Holdings LP
144A,6.625%, 12/15/28
506,000 511,338
144A,5.875%, 6/15/30
653,000 636,341
Martin Midstream Partners LP
/ Martin Midstream Finance
Corp.,144A,11.50%, 2/15/28
245,000 262,850
New Fortress Energy, Inc.
144A,6.75%, 9/15/25
526,000 519,777
144A,6.50%, 9/30/26
949,000 893,242
144A,8.75%, 3/15/29(a)
480,000 460,733
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
564,000 574,122
144A,8.375%, 2/15/32
813,000 827,999

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Northriver Midstream Finance
LP,144A,5.625%, 2/15/26
322,000 317,644
NuStar Logistics LP
5.75%, 10/1/25
367,000 364,779
6.00%, 6/1/26
306,000 303,074
5.625%, 4/28/27
337,000 331,926
6.375%, 10/1/30
424,000 422,715
Prairie Acquiror LP,144A,9.00%,
8/1/29
280,000 287,748
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
345,000 319,554
144A,4.80%, 5/15/30
214,000 195,478
144A,7.50%, 7/15/38
168,000 171,177
144A,6.875%, 4/15/40
306,000 290,797
Summit Midstream Holdings
LLC / Summit Midstream
Finance Corp.,144A,9.50%,
10/15/26
523,000 536,597
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
263,000 257,515
144A,5.50%, 1/15/28
573,000 546,536
144A,7.375%, 2/15/29
450,000 451,195
144A,6.00%, 12/31/30
444,000 418,444
144A,6.00%, 9/1/31
286,000 267,872
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
791,000 712,379
144A,6.25%, 1/15/30
633,000 634,522
144A,4.125%, 8/15/31
791,000 698,587
144A,3.875%, 11/1/33
791,000 663,512
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
1,423,000 1,454,298
144A,9.50%, 2/1/29
1,888,000 2,047,576
144A,8.375%, 6/1/31
1,423,000 1,467,397
144A,9.875%, 2/1/32
1,224,000 1,312,489
(Cost $37,212,061)
37,797,419
Financial — 4.6%
Real Estate — 0.7%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
392,000 340,316
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
398,000 395,764
144A,8.875%, 9/1/31
245,000 257,566
Five Point Operating Co.
LP / Five Point Capital
Corp.,144A,10.50%, 1/15/28
321,561 330,885
Greystar Real Estate Partners
LLC,144A,7.75%, 9/1/30
245,000 257,886
Principal
Amount $ Value $
Howard Hughes Corp.
144A,5.375%, 8/1/28
478,000 452,605
144A,4.125%, 2/1/29
418,000 371,376
144A,4.375%, 2/1/31
415,000 353,988
Hunt Cos., Inc.,144A,5.25%,
4/15/29
389,000 345,610
Kennedy-Wilson, Inc.
4.75%, 3/1/29
367,000 312,089
4.75%, 2/1/30
367,000 300,843
5.00%, 3/1/31
402,000 319,812
Newmark Group,
Inc.,144A,7.50%, 1/12/29
380,000 388,057
(Cost $4,358,677)
4,426,797
Real Estate Investment Trusts
— 3.9%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
306,000 255,692
Blackstone Mortgage Trust,
Inc.,144A,3.75%, 1/15/27
224,000 200,631
Brandywine Operating
Partnership LP
3.95%, 11/15/27
276,000 248,334
8.05%, 3/15/28
214,000 220,667
8.875%, 4/12/29
250,000 258,740
4.55%, 10/1/29
244,000 212,491
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
593,000 582,085
144A,4.50%, 4/1/27
446,000 413,562
CTR Partnership LP / CareTrust
Capital Corp.,144A,3.875%,
6/30/28
245,000 224,675
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
306,000 266,215
Hudson Pacific Properties LP
3.95%, 11/1/27
252,000 216,162
5.95%, 2/15/28
222,000 190,540
4.65%, 4/1/29
317,000 247,830
3.25%, 1/15/30
254,000 177,473
Iron Mountain Information
Management Services,
Inc.,144A,5.00%, 7/15/32
467,000 420,900
Iron Mountain, Inc.
144A,4.875%, 9/15/27
634,000 611,532
144A,5.25%, 3/15/28
517,000 497,711
144A,5.00%, 7/15/28
306,000 290,364
144A,7.00%, 2/15/29
632,000 640,555
144A,4.875%, 9/15/29
633,000 586,536
144A,5.25%, 7/15/30
815,000 762,025

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.50%, 2/15/31
696,000 619,427
144A,5.625%, 7/15/32
387,000 361,142
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,5.25%, 10/1/25
201,000 197,037
144A,4.25%, 2/1/27
375,000 351,637
144A,4.75%, 6/15/29
390,000 352,457
MPT Operating Partnership LP /
MPT Finance Corp.
5.25%, 8/1/26(a)
306,000 277,791
5.00%, 10/15/27(a)
872,000 714,700
4.625%, 8/1/29
551,000 401,131
3.50%, 3/15/31
837,000 543,224
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
306,000 265,077
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
444,000 435,120
144A,4.875%, 5/15/29
459,000 426,841
144A,7.00%, 2/1/30
347,000 349,258
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
458,000 439,190
144A,7.25%, 7/15/28
245,000 250,293
144A,4.50%, 2/15/29
367,000 340,878
144A,6.50%, 4/1/32
644,000 640,078
Rithm Capital Corp.
144A,6.25%, 10/15/25
146,000 144,681
144A,8.00%, 4/1/29
491,000 477,824
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
306,000 289,058
144A,4.00%, 9/15/29
356,000 311,388
SBA Communications Corp.
3.875%, 2/15/27
946,000 895,401
3.125%, 2/1/29
949,000 834,944
Service Properties Trust
7.50%, 9/15/25
490,000 498,236
5.25%, 2/15/26
214,000 205,805
4.75%, 10/1/26
276,000 258,058
4.95%, 2/15/27
245,000 223,521
5.50%, 12/15/27
276,000 253,533
3.95%, 1/15/28
245,000 203,356
8.375%, 6/15/29
441,000 432,321
4.95%, 10/1/29
260,000 201,721
4.375%, 2/15/30
245,000 177,651
144A,8.625%, 11/15/31
706,000 739,149
8.875%, 6/15/32
315,000 294,591
Principal
Amount $ Value $
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
245,000 227,393
144A,4.375%, 1/15/27
306,000 286,733
144A,7.25%, 4/1/29
380,000 377,912
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,10.50%, 2/15/28
1,645,000 1,645,266
144A,4.75%, 4/15/28
349,000 288,431
Vornado Realty LP
2.15%, 6/1/26
253,000 232,362
3.40%, 6/1/31
215,000 167,265
XHR LP
144A,6.375%, 8/15/25
285,000 284,688
144A,4.875%, 6/1/29
306,000 281,919
(Cost $24,671,806)
24,723,208
Industrial — 12.5%
Aerospace/Defense — 2.4%
AAR Escrow Issuer
LLC,144A,6.75%, 3/15/29
349,000 354,376
Bombardier, Inc.
144A,7.125%, 6/15/26
204,000 207,257
144A,7.875%, 4/15/27
554,000 554,586
144A,6.00%, 2/15/28
459,000 451,518
144A,7.50%, 2/1/29
499,000 516,195
144A,8.75%, 11/15/30
459,000 492,503
144A,7.25%, 7/1/31
475,000 484,908
144A,7.00%, 6/1/32
473,000 474,725
144A,7.45%, 5/1/34
323,000 358,530
Moog, Inc.,144A,4.25%, 12/15/27
306,000 286,512
Spirit AeroSystems, Inc.
3.85%, 6/15/26
184,000 175,535
144A,9.375%, 11/30/29
599,000 642,584
144A,9.75%, 11/15/30
759,000 829,229
TransDigm, Inc.
5.50%, 11/15/27
1,723,000 1,682,113
144A,6.75%, 8/15/28
1,286,000 1,300,584
4.625%, 1/15/29
785,000 722,879
144A,6.375%, 3/1/29
1,650,000 1,646,420
4.875%, 5/1/29
459,000 425,534
144A,6.875%, 12/15/30
898,000 909,301
144A,7.125%, 12/1/31
652,000 668,767
144A,6.625%, 3/1/32
1,400,000 1,404,150
Triumph Group, Inc.,144A,9.00%,
3/15/28
607,000 626,609
(Cost $15,127,284)
15,214,815
Building Materials — 2.1%
AmeriTex HoldCo Intermediate
LLC,144A,10.25%, 10/15/28
325,000 340,624

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Boise Cascade Co.,144A,4.875%,
7/1/30
245,000 226,331
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
337,000 316,782
144A,4.25%, 2/1/32
830,000 724,841
144A,6.375%, 6/15/32
429,000 427,408
144A,6.375%, 3/1/34
634,000 621,524
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
473,000 468,018
Eco Material Technologies,
Inc.,144A,7.875%, 1/31/27
408,000 407,969
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
1,740,000 1,743,032
Griffon Corp.,5.75%, 3/1/28
618,000 597,389
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
245,000 234,569
JELD-WEN, Inc.,144A,4.875%,
12/15/27
245,000 229,562
Knife River Corp.,144A,7.75%,
5/1/31
260,000 270,606
Louisiana-Pacific
Corp.,144A,3.625%, 3/15/29
214,000 192,580
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
460,000 456,947
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30
306,000 278,905
New Enterprise Stone & Lime
Co., Inc.,144A,5.25%, 7/15/28
358,000 336,513
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
696,000 671,868
144A,8.875%, 11/15/31
696,000 732,835
Standard Industries, Inc.
144A,5.00%, 2/15/27
533,000 516,840
144A,4.75%, 1/15/28
652,000 621,125
144A,4.375%, 7/15/30
1,012,000 903,090
144A,3.375%, 1/15/31
690,000 575,694
Summit Materials LLC / Summit
Materials Finance Corp.
144A,6.50%, 3/15/27
184,000 183,160
144A,5.25%, 1/15/29
429,000 413,167
144A,7.25%, 1/15/31
506,000 521,737
(Cost $12,968,701)
13,013,116
Electrical Components &
Equipment — 0.7%
Energizer Holdings, Inc.
144A,6.50%, 12/31/27
184,000 182,455
144A,4.75%, 6/15/28
408,000 376,383
144A,4.375%, 3/31/29
485,000 431,138
EnerSys
144A,4.375%, 12/15/27
184,000 173,486
144A,6.625%, 1/15/32
200,000 201,553
Principal
Amount $ Value $
WESCO Distribution, Inc.
144A,7.125%, 6/15/25
969,000 968,588
144A,7.25%, 6/15/28
851,000 866,906
144A,6.375%, 3/15/29
570,000 572,086
144A,6.625%, 3/15/32
539,000 541,616
(Cost $4,323,929)
4,314,211
Electronics — 0.9%
Atkore, Inc.,144A,4.25%, 6/1/31
251,000 221,829
Coherent Corp.,144A,5.00%,
12/15/29
627,000 584,666
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
658,000 678,850
144A,8.625%, 5/15/32
380,000 393,515
Imola Merger Corp.,144A,4.75%,
5/15/29
1,265,000 1,177,444
Sensata Technologies BV
144A,5.00%, 10/1/25
428,000 431,115
144A,4.00%, 4/15/29
666,000 605,004
144A,5.875%, 9/1/30
306,000 297,433
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
276,000 251,762
144A,3.75%, 2/15/31
459,000 396,019
144A,6.625%, 7/15/32
315,000 316,034
TTM Technologies,
Inc.,144A,4.00%, 3/1/29
306,000 277,182
(Cost $5,577,373)
5,630,853
Engineering & Construction
— 0.9%
AECOM,5.125%, 3/15/27
690,000 671,797
Arcosa, Inc.,144A,4.375%,
4/15/29
245,000 226,932
Artera Services LLC,144A,8.50%,
2/15/31
350,000 357,623
ATP Tower Holdings LLC /
Andean Tower Partners
Colombia SAS / Andean
Telecom Par,144A,4.05%,
4/27/26
330,000 309,345
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
868,000 931,838
Brundage-Bone Concrete
Pumping Holdings,
Inc.,144A,6.00%, 2/1/26
230,000 227,149
Dycom Industries,
Inc.,144A,4.50%, 4/15/29
306,000 284,298
Fluor Corp.,4.25%, 9/15/28
367,000 346,305
Global Infrastructure Solutions,
Inc.
144A,5.625%, 6/1/29
245,000 227,057
144A,7.50%, 4/15/32
184,000 179,901
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
536,000 531,787

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
HTA Group Ltd/
Mauritius,144A,7.00%,
12/18/25
398,000 396,273
Railworks Holdings LP
/ Railworks Rally,
Inc.,144A,8.25%, 11/15/28
199,000 200,990
TopBuild Corp.
144A,3.625%, 3/15/29
245,000 220,379
144A,4.125%, 2/15/32
306,000 266,981
VM Consolidated,
Inc.,144A,5.50%, 4/15/29
231,000 220,442
Weekley Homes LLC / Weekley
Finance Corp.,144A,4.875%,
9/15/28
245,000 224,384
(Cost $5,719,218)
5,823,481
Environmental Control — 0.9%
Clean Harbors, Inc.
144A,4.875%, 7/15/27
334,000 322,586
144A,5.125%, 7/15/29
184,000 176,250
144A,6.375%, 2/1/31
306,000 305,463
Enviri Corp.,144A,5.75%, 7/31/27
291,000 275,903
GFL Environmental, Inc.
144A,4.25%, 6/1/25
306,000 302,497
144A,3.75%, 8/1/25
459,000 448,100
144A,5.125%, 12/15/26
313,000 307,062
144A,4.00%, 8/1/28
505,000 461,772
144A,3.50%, 9/1/28
459,000 417,147
144A,4.75%, 6/15/29
459,000 427,229
144A,4.375%, 8/15/29
337,000 307,537
144A,6.75%, 1/15/31
627,000 639,551
Madison IAQ LLC,144A,4.125%,
6/30/28
429,000 397,520
Reworld Holding Corp.
144A,4.875%, 12/1/29
515,000 469,358
5.00%, 9/1/30
245,000 220,475
Stericycle, Inc.,144A,3.875%,
1/15/29
306,000 277,837
(Cost $5,677,785)
5,756,287
Hand/Machine Tools — 0.0%
Werner FinCo LP / Werner
FinCo, Inc.,144A,11.50%,
6/15/28
(Cost $275,892)
252,000 275,410
Machinery-Construction &
Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
245,000 225,763
144A,4.125%, 4/15/29
285,000 260,817
Manitowoc Co., Inc.,144A,9.00%,
4/1/26
184,000 183,970
Terex Corp.,144A,5.00%, 5/15/29
367,000 345,164
Principal
Amount $ Value $
Vertiv Group Corp.,144A,4.125%,
11/15/28
567,000 525,567
(Cost $1,528,641)
1,541,281
Machinery-Diversified — 0.6%
ATS Corp.,144A,4.125%, 12/15/28
214,000 192,404
Chart Industries, Inc.
144A,7.50%, 1/1/30
923,000 950,606
144A,9.50%, 1/1/31
312,000 336,902
Esab Corp.,144A,6.25%, 4/15/29
440,000 441,009
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
634,000 651,136
Mueller Water Products,
Inc.,144A,4.00%, 6/15/29
276,000 251,797
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
987,000 952,193
(Cost $3,766,252)
3,776,047
Metal Fabricate/Hardware
— 0.2%
Advanced Drainage Systems,
Inc.
144A,5.00%, 9/30/27
214,000 206,986
144A,6.375%, 6/15/30
306,000 305,388
Roller Bearing Co. of America,
Inc.,144A,4.375%, 10/15/29
306,000 279,508
Vallourec SACA,144A,7.50%,
4/15/32
520,000 534,970
(Cost $1,310,558)
1,326,852
Miscellaneous Manufacturing
— 0.5%
Amsted Industries, Inc.
144A,5.625%, 7/1/27
245,000 240,377
144A,4.625%, 5/15/30
275,000 249,802
Calderys Financing
LLC,144A,11.25%, 6/1/28
337,000 359,332
Enpro, Inc.,5.75%, 10/15/26
212,000 208,935
Gates Global LLC / Gates
Corp.,144A,6.25%, 1/15/26
250,000 249,857
Hillenbrand, Inc.
5.75%, 6/15/25
245,000 243,908
5.00%, 9/15/26
230,000 224,358
6.25%, 2/15/29
313,000 311,300
3.75%, 3/1/31
214,000 184,373
LSB Industries, Inc.,144A,6.25%,
10/15/28
352,000 338,710
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
295,000 303,985
(Cost $2,874,825)
2,914,937

22 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Packaging & Containers
— 2.4%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
367,000 358,839
144A,3.25%, 9/1/28
367,000 321,824
Ball Corp.
4.875%, 3/15/26
162,000 159,398
6.875%, 3/15/28
499,000 509,424
6.00%, 6/15/29
612,000 612,995
2.875%, 8/15/30
822,000 694,471
3.125%, 9/15/31
551,000 462,525
Berry Global, Inc.
144A,4.50%, 2/15/26(a)
178,000 173,375
144A,5.625%, 7/15/27
316,000 311,830
Cascades, Inc./Cascades USA,
Inc.,144A,5.375%, 1/15/28
273,000 260,049
Clearwater Paper
Corp.,144A,4.75%, 8/15/28
168,000 156,692
Clydesdale Acquisition Holdings,
Inc.,144A,6.625%, 4/15/29
306,000 301,106
Crown Americas LLC,5.25%,
4/1/30
306,000 294,120
Crown Americas LLC / Crown
Americas Capital Corp.
V,4.25%, 9/30/26
245,000 235,460
Crown Americas LLC / Crown
Americas Capital Corp.
VI,4.75%, 2/1/26
536,000 526,136
Crown Cork & Seal Co.,
Inc.,7.375%, 12/15/26
244,000 252,537
Graphic Packaging International
LLC
144A,4.75%, 7/15/27
184,000 178,226
144A,3.50%, 3/15/28
276,000 252,171
144A,3.50%, 3/1/29
214,000 190,995
144A,3.75%, 2/1/30
251,000 222,468
144A,6.375%, 7/15/32
315,000 315,625
Intelligent Packaging Ltd Finco,
Inc. / Intelligent Packaging Ltd
Co.-Issuer LLC,144A,6.00%,
9/15/28
420,000 402,864
LABL, Inc.
144A,6.75%, 7/15/26
429,000 423,935
144A,5.875%, 11/1/28
306,000 275,234
144A,9.50%, 11/1/28
224,000 227,846
Mauser Packaging Solutions
Holding Co.,144A,7.875%,
4/15/27
1,722,000 1,754,477
OI European Group
BV,144A,4.75%, 2/15/30
245,000 224,527
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
375,000 372,340
Principal
Amount $ Value $
144A,7.25%, 5/15/31
452,000 450,469
144A,7.375%, 6/1/32
189,000 188,938
Pactiv Evergreen Group Issuer
LLC / Pactiv Evergreen Group
Issuer, Inc.,144A,4.375%,
10/15/28
306,000 283,843
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
616,000 574,908
Sealed Air Corp.
144A,5.50%, 9/15/25
245,000 243,817
144A,4.00%, 12/1/27
260,000 243,492
144A,6.125%, 2/1/28
555,000 551,030
144A,5.00%, 4/15/29
260,000 246,431
144A,7.25%, 2/15/31
260,000 267,007
144A,6.875%, 7/15/33
285,000 294,452
Silgan Holdings, Inc.,4.125%,
2/1/28
349,000 329,312
TriMas Corp.,144A,4.125%,
4/15/29
245,000 221,748
Trivium Packaging Finance
BV,144A,5.50%, 8/15/26
664,000 654,622
(Cost $14,946,544)
15,021,558
Transportation — 0.6%
Brightline East LLC,144A,11.00%,
1/31/30
836,000 792,689
Danaos Corp.,144A,8.50%,
3/1/28
161,000 164,583
First Student Bidco, Inc.
/ First Transit Parent,
Inc.,144A,4.00%, 7/31/29
383,000 345,187
Genesee & Wyoming,
Inc.,144A,6.25%, 4/15/32
440,000 434,902
GN Bondco LLC(a),144A,9.50%,
10/15/31
473,000 430,921
Rand Parent LLC(a),144A,8.50%,
2/15/30
566,000 553,369
RXO, Inc.,144A,7.50%, 11/15/27
217,000 221,883
XPO CNW, Inc.,6.70%, 5/1/34
183,000 193,544
XPO, Inc.
144A,7.125%, 6/1/31
276,000 281,615
144A,7.125%, 2/1/32
370,000 376,774
(Cost $3,796,727)
3,795,467
Technology — 5.1%
Computers — 1.5%
ASGN, Inc.,144A,4.625%,
5/15/28
337,000 316,960
Conduent Business Services
LLC / Conduent State & Local
Solutions, Inc.,144A,6.00%,
11/1/29
318,000 295,614
Crane NXT Co.,4.20%, 3/15/48
221,000 163,540
Crowdstrike Holdings,
Inc.,3.00%, 2/15/29
459,000 407,568

DBX ETF Trust | 23
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Fortress Intermediate 3,
Inc.,144A,7.50%, 6/1/31
473,000 479,054
Insight Enterprises,
Inc.,144A,6.625%, 5/15/32
315,000 317,084
KBR, Inc.,144A,4.75%, 9/30/28
153,000 143,226
NCR Atleos Corp.,144A,9.50%,
4/1/29
874,000 942,922
NCR Voyix Corp.
144A,5.00%, 10/1/28
398,000 372,430
144A,5.125%, 4/15/29
785,000 728,887
144A,5.25%, 10/1/30
276,000 250,373
Presidio Holdings,
Inc.,144A,4.875%, 2/1/27
322,000 321,699
Science Applications
International
Corp.,144A,4.875%, 4/1/28
245,000 232,573
Seagate HDD Cayman
4.875%, 6/1/27
309,000 300,037
4.091%, 6/1/29
226,000 206,869
144A,8.25%, 12/15/29
349,000 373,330
4.125%, 1/15/31
149,000 130,777
144A,8.50%, 7/15/31
349,000 372,329
9.625%, 12/1/32
547,000 619,613
5.75%, 12/1/34
300,000 283,707
Tempo Acquisition LLC /
Tempo Acquisition Finance
Corp.,144A,5.75%, 6/1/25
184,000 183,735
Unisys Corp.,144A,6.875%,
11/1/27
297,000 258,390
Western Digital Corp.,4.75%,
2/15/26
1,455,000 1,423,571
(Cost $8,998,793)
9,124,288
Office/Business Equipment
— 0.3%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27
233,000 216,245
144A,7.25%, 3/15/29
244,000 217,780
Xerox Corp.
4.80%, 3/1/35
153,000 106,920
6.75%, 12/15/39
214,000 175,693
Xerox Holdings Corp.
144A,5.00%, 8/15/25
259,000 253,620
144A,5.50%, 8/15/28
518,000 455,209
144A,8.875%, 11/30/29
300,000 290,575
Zebra Technologies
Corp.,144A,6.50%, 6/1/32
315,000 317,031
(Cost $2,009,063)
2,033,073
Semiconductors — 0.5%
Amkor Technology,
Inc.,144A,6.625%, 9/15/27
322,000 321,963
ams-OSRAM AG,144A,12.25%,
3/30/29
244,000 252,060
Principal
Amount $ Value $
Entegris, Inc.
144A,4.375%, 4/15/28
245,000 229,178
144A,4.75%, 4/15/29
1,012,000 960,189
144A,3.625%, 5/1/29
295,000 262,111
144A,5.95%, 6/15/30
546,000 537,451
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
429,000 391,742
Synaptics, Inc.,144A,4.00%,
6/15/29
245,000 219,414
(Cost $3,185,243)
3,174,108
Software — 2.8%
Boxer Parent Co.,
Inc.,144A,7.125%, 10/2/25
379,000 379,981
Camelot Finance
SA,144A,4.50%, 11/1/26
429,000 413,897
Capstone Borrower,
Inc.,144A,8.00%, 6/15/30
345,000 350,451
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
453,000 465,072
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
500,000 502,693
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
578,000 529,325
144A,4.875%, 7/1/29
578,000 527,090
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
2,530,000 2,399,474
144A,8.25%, 6/30/32
1,135,000 1,146,312
Consensus Cloud Solutions, Inc.
144A,6.00%, 10/15/26
187,000 181,403
144A,6.50%, 10/15/28(a)
271,000 249,446
Dun & Bradstreet
Corp.,144A,5.00%, 12/15/29
282,000 262,250
Dye & Durham
Ltd.,144A,8.625%, 4/15/29
350,000 354,370
Elastic NV,144A,4.125%, 7/15/29
352,000 314,725
Fair Isaac Corp.
144A,5.25%, 5/15/26
245,000 242,110
144A,4.00%, 6/15/28
564,000 522,102
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL
144A,4.625%, 5/1/28
214,000 190,879
144A,8.75%, 5/1/29
315,000 318,538
MicroStrategy, Inc.,144A,6.125%,
6/15/28
306,000 292,541
Open Text Corp.
144A,3.875%, 2/15/28
564,000 518,382
144A,3.875%, 12/1/29
539,000 474,599
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
564,000 501,418
144A,4.125%, 12/1/31
413,000 355,373

24 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
PTC, Inc.,144A,4.00%, 2/15/28
306,000 285,245
RingCentral, Inc.,144A,8.50%,
8/15/30
268,000 280,447
ROBLOX Corp.,144A,3.875%,
5/1/30
666,000 580,266
Rocket Software,
Inc.,144A,9.00%, 11/28/28
500,000 507,866
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
1,265,000 1,238,889
144A,6.50%, 6/1/32
473,000 474,307
Twilio, Inc.
3.625%, 3/15/29
336,000 300,280
3.875%, 3/15/31
306,000 267,005
UKG, Inc.,144A,6.875%, 2/1/31
1,584,000 1,594,043
ZoomInfo Technologies
LLC/ZoomInfo Finance
Corp.,144A,3.875%, 2/1/29
398,000 355,127
(Cost $17,299,690)
17,375,906
Utilities — 3.4%
Electric — 3.2%
AES Corp.,7.60%, 1/15/55
599,000 604,067
Algonquin Power & Utilities
Corp.,4.75%, 1/18/82
459,000 413,289
Atlantica Sustainable
Infrastructure
PLC,144A,4.125%, 6/15/28
245,000 239,154
Calpine Corp.
144A,5.25%, 6/1/26
257,000 253,874
144A,4.50%, 2/15/28
784,000 737,234
144A,5.125%, 3/15/28
886,000 844,319
144A,4.625%, 2/1/29
398,000 369,973
144A,5.00%, 2/1/31
567,000 523,665
144A,3.75%, 3/1/31
564,000 493,249
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
567,000 539,039
144A,3.75%, 2/15/31
616,000 537,533
144A,3.75%, 1/15/32
214,000 182,124
DPL, Inc.
4.125%, 7/1/25
254,000 248,394
4.35%, 4/15/29
262,000 242,118
Edison International
8.125%, 6/15/53
306,000 316,520
7.875%, 6/15/54
285,000 291,256
Electricite de France
SA,144A,9.125%, Perpetual
948,000 1,041,389
Emera, Inc.*, Series 16-A, 6.75%,
6/15/76
759,000 750,686
Leeward Renewable Energy
Operations LLC,144A,4.25%,
7/1/29
230,000 203,800
NextEra Energy Operating
Partners LP
144A,3.875%, 10/15/26
306,000 289,449
Principal
Amount $ Value $
144A,4.50%, 9/15/27
337,000 317,107
144A,7.25%, 1/15/29
474,000 485,232
NRG Energy, Inc.
6.625%, 1/15/27
230,000 229,764
5.75%, 1/15/28
547,000 536,541
144A,3.375%, 2/15/29
306,000 270,887
144A,5.25%, 6/15/29
449,000 428,275
144A,3.625%, 2/15/31
687,000 588,693
144A,3.875%, 2/15/32
294,000 251,631
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
391,000 358,416
PG&E Corp.
5.00%, 7/1/28
633,000 606,805
5.25%, 7/1/30
633,000 602,974
Pike Corp.
144A,5.50%, 9/1/28
400,000 380,677
144A,8.625%, 1/31/31
310,000 326,517
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
759,000 814,067
TransAlta Corp.
7.75%, 11/15/29
245,000 254,876
6.50%, 3/15/40
184,000 180,885
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
612,000 601,936
144A,5.625%, 2/15/27
822,000 808,815
144A,5.00%, 7/31/27
822,000 794,988
144A,4.375%, 5/1/29
791,000 732,179
144A,7.75%, 10/15/31
917,000 952,829
144A,6.875%, 4/15/32
630,000 634,090
(Cost $20,021,893)
20,279,316
Gas — 0.2%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
413,000 399,341
5.75%, 5/20/27
322,000 306,992
144A,9.375%, 6/1/28
306,000 313,689
(Cost $1,022,183)
1,020,022
TOTAL CORPORATE BONDS
(Cost $608,986,171)
613,747,070
Number
of Shares
SECURITIES LENDING
COLLATERAL — 1.3%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(b)(c), 5.24%
(Cost $7,923,450)
7,923,450 7,923,450

DBX ETF Trust | 25
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
Number
of Shares Value $
CASH EQUIVALENTS — 1.3%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $7,850,935)
7,850,935 7,850,935
Number
of Shares Value $
TOTAL INVESTMENTS
— 100.5%
(Cost $624,760,556)
629,521,455
Other assets and liabilities, net
— (0.5%)
(3,011,128)
NET ASSETS — 100.0%
626,510,327
 *(a)
Value ($) at
10/27/2023
(Commencement
of Operations)
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
— 7,923,450 (d) — — — 19,132 — 7,923,450 7,923,450
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
— 46,454,697 (38,603,762) — — 160,203 — 7,850,935 7,850,935
— 54,378,147 (38,603,762) — — 179,335 — 15,774,385 15,774,385
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $7,650,961, which is 1.2% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 613,747,070 $ — $ 613,747,070
Short-Term Investments (a)
15,774,385 — — 15,774,385
TOTAL
$ 15,774,385 $ 613,747,070 $ — $ 629,521,455
(a)
See Schedule of Investments for additional detailed categorizations.

26 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
BHYB-PH3
R-089711-2 (5/25) DBX006037 (5/25)